Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables
Trade and other payables

11.   Trade and other payables

Trade and other payables consist of the following as at:

	December 31, 2024	December 31, 2023
	$	$
Trade payables	3,254,838	3,240,658
Accrued liabilities (i)	1,107,230	954,371
	4,362,068	4,195,029

(i) Accrued liabilities consist of the following as at:

	December 31, 2024	December 31, 2023
	$	$
External research and development fees	55,670	-
Operational expenses	178,307	71,953
Professional and other fees	464,060	473,225
Accrued interest	409,193	409,193
	1,107,230	954,371